Property and equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total of gross carrying amount	$ 705,289	$ 618,106
Less: accumulated depreciation	(314,608)	(274,905)
Property and equipment, net	390,681	343,201
Servers, computers and equipment
Property and equipment, net
Total of gross carrying amount	280,619	272,809
Buildings
Property and equipment, net
Total of gross carrying amount	270,423	144,678
Construction in progress
Property and equipment, net
Total of gross carrying amount	111,573	163,199
Decoration of buildings
Property and equipment, net
Total of gross carrying amount	14,578	14,825
Leasehold improvements
Property and equipment, net
Total of gross carrying amount	5,683	7,318
Motor vehicles
Property and equipment, net
Total of gross carrying amount	17,603	7,915
Furniture, fixture and office equipment
Property and equipment, net
Total of gross carrying amount	$ 4,810	$ 7,362